SCHEDULE OF CASH FLOWS FROM DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Net cash (used in) provided by operating activities from discontinued operations		$ (14,649)	$ (6,960,024)
Net cash used in investing activities from discontinued operations		(8,745)	(460,125)
Net cash provided by financing activities from discontinued operations		$ 4,997	$ 3,063